Major Customer	12 Months Ended
Dec. 31, 2018
Major Customer\Vendor [Abstract]
Major Customer

NOTE 10 - Major Customer

The Company has one major customer, which represents 10% or more of the total sales of the Company for the period. Sales to and account receivable from the customer for the nine-month period and the year ended and as of December 31, 2018 were $1,745,000.